UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 20.6%

	Shares	Value
UNITED STATES — 20.6%

Consumer Discretionary — 3.2%
Best Buy	1,119	$81,754
Burlington Stores *	57	6,938
Comcast, Cl A	1,988	84,550
Delphi Technologies	1,869	103,225
Foot Locker	1,503	73,872
Gentex	4,433	104,973
H&R Block	3,947	104,753
Home Depot	512	102,861
Lear	516	99,660
Live Nation Entertainment *	2,322	104,629
Lowe’s	904	94,676
Michael Kors Holdings *	1,862	122,892
Ralph Lauren, Cl A	887	101,393
Ross Stores	1,258	103,647
Signet Jewelers	1,274	67,395
Sirius XM Holdings	14,429	88,161
TJX	1,109	89,075
Walt Disney	820	89,109
Williams-Sonoma	1,976	101,231

		1,724,794

Consumer Staples — 0.8%
Altria Group	565	39,742
Campbell Soup	892	41,522
Monster Beverage *	1,530	104,392
National Beverage	340	37,560
Procter & Gamble	1,202	103,781
Spectrum Brands Holdings	581	68,825
Walgreens Boots Alliance	684	51,478

		447,300

Energy — 0.6%
Chevron	804	100,782
CVR Energy	2,865	102,538
Exxon Mobil	998	87,125

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Energy (continued)
Valero Energy	300	$28,791

		319,236

Financials — 3.5%
AGNC Investment ‡	3,449	64,807
American Financial Group	918	104,046
Annaly Capital Management ‡	9,666	101,880
Athene Holding, Cl A *	2,044	102,527
Bank of America	3,275	104,800
Citigroup	1,317	103,358
CNO Financial Group	4,100	100,819
Evercore, Cl A	961	96,628
Federated Investors, Cl B	2,888	100,156
JPMorgan Chase	907	104,913
Lazard, Cl A (A)	2,125	124,461
Legg Mason	2,305	98,239
MetLife	1,925	92,535
Moelis, Cl A	181	9,358
Northern Trust	831	87,579
PNC Financial Services Group	665	105,083
Principal Financial Group	1,405	94,978
Santander Consumer USA Holdings	5,642	97,324
Starwood Property Trust ‡	5,010	102,154
US Bancorp	1,815	103,709

		1,899,354

Health Care — 3.6%
Biogen *	327	113,734
Celgene *	1,003	101,463
Charles River Laboratories International *	621	65,478
Chemed	300	78,171
DaVita *	1,164	90,839
Encompass Health	1,953	103,353
Exelixis *	3,778	114,511
HCA Healthcare	972	98,327
Jazz Pharmaceuticals *	522	76,076
Mallinckrodt *	2,231	40,292
Masimo *	884	83,308

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Health Care (continued)
Mettler-Toledo International *	186	$125,598
Molina Healthcare *	1,124	102,689
Perrigo	967	87,630
PRA Health Sciences *	700	63,742
Quest Diagnostics	562	59,471
Taro Pharmaceutical Industries *	1,017	103,419
United Therapeutics *	786	101,394
Varian Medical Systems *	609	77,647
Vertex Pharmaceuticals *	633	105,629
Waters *	353	76,110
WellCare Health Plans *	447	94,040

		1,962,921

Industrials — 3.4%
3M	33	8,267
Copart *	2,326	102,507
Deluxe	1,367	101,527
EMCOR Group	1,277	103,795
General Dynamics	72	16,019
Graco	2,139	100,105
HD Supply Holdings *	2,660	103,447
Honeywell International	639	102,029
Jacobs Engineering Group	1,508	104,746
JetBlue Airways *	5,144	107,304
ManpowerGroup	742	97,491
Northrop Grumman	255	86,835
Republic Services, Cl A	969	66,667
Robert Half International	2,201	127,394
Rollins	2,063	101,789
Southwest Airlines	1,734	105,427
Spirit AeroSystems Holdings, Cl A	1,106	113,210
Toro	1,185	77,795
Waste Management	1,028	90,906
WW Grainger	461	124,313

		1,841,573

Information Technology — 3.2%
BlackBerry *	1,956	24,763

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Information Technology (continued)
CACI International, Cl A *	388	$54,533
Cadence Design Systems *	2,327	104,389
F5 Networks *	542	78,341
Fortinet *	1,474	67,863
Intuit	636	106,784
Juniper Networks	3,741	97,827
KLA-Tencor	930	102,114
Manhattan Associates *	1,956	103,316
Mastercard, Cl A	91	15,379
MAXIMUS	1,503	102,475
NCR *	1,037	38,898
Palo Alto Networks *	660	104,194
Red Hat *	911	119,687
Seagate Technology	2,365	130,548
Teradata *	3,139	127,130
Vishay Intertechnology	4,687	102,880
VMware, Cl A *	914	113,144
Western Digital	1,177	104,729

		1,698,994

Materials — 0.9%
Huntsman	3,238	111,938
Louisiana-Pacific *	3,424	101,385
LyondellBasell Industries, Cl A	62	7,430
Reliance Steel & Aluminum	944	82,685
Sealed Air	2,153	101,944
Worthington Industries	1,621	75,798

		481,180

Telecommunication Services — 0.3%
T-Mobile US *	677	44,073
Verizon Communications	1,927	104,193

		148,266

Utilities — 1.1%
Ameren	1,853	104,936
CenterPoint Energy	3,705	104,407
Consolidated Edison	1,312	105,432
Dominion Energy	853	65,203

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Utilities (continued)
MDU Resources Group	3,985	$105,523
PPL	502	15,999
Vistra Energy *	3,786	73,827
WEC Energy Group	594	38,194

		613,521

Total Common Stock
(Cost $10,107,011)		11,137,139

FOREIGN COMMON STOCK — 17.1%

AUSTRALIA — 0.5%
AGL Energy	5,512	104,111
Fortescue Metals Group	3,799	15,184
Qantas Airways	16,855	71,576
Woolworths Group	4,829	104,868

		295,739

AUSTRIA — 0.2%
Erste Group Bank	1,679	84,488

CANADA — 3.0%
Atco, Cl I	2,100	75,941
Bank of Montreal	200	16,476
BCE	2,239	104,673
CAE	721	13,306
Canadian Utilities, Cl A	2,700	79,924
CGI Group, Cl A *	2,100	120,195
CI Financial	1,600	38,517
Constellation Software	200	129,286
Crescent Point Energy	2,500	19,715
Dollarama	900	123,059
Husky Energy *	8,000	117,268
Imperial Oil	2,700	84,885
Lundin Mining	13,800	99,741
Methanex	1,000	63,122
Norbord	2,700	103,127
Rogers Communications, Cl B	2,100	102,490

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
CANADA (continued)
Saputo	200	$6,883
Shaw Communications, Cl B	3,600	78,585
Suncor Energy	2,400	86,946
Toronto-Dominion Bank	1,800	109,493
Valeant Pharmaceuticals International *	4,300	79,637
West Fraser Timber	1,200	83,961

		1,737,230

DENMARK — 1.1%
Dfds	1,378	82,664
GN Store Nord	2,352	79,335
ISS	2,803	109,371
Novo Nordisk, Cl B	2,167	120,523
TDC	15,755	105,156
Vestas Wind Systems	1,284	87,606

		584,655

FINLAND — 0.2%
Sampo, Cl A	1,783	103,535

GERMANY — 0.2%
Deutsche Telekom	5,803	101,767
ProSiebenSat.1 Media	170	6,499

		108,266

HONG KONG — 1.4%
Chow Tai Fook Jewellery Group	12,400	13,886
CK Hutchinson Holdings	6,000	80,996
CK Infrastructure Holdings	12,000	106,844
CLP Holdings	7,500	76,557
Hang Seng Bank	3,200	76,169
Hong Kong & China Gas	42,900	84,784
MTR	14,000	80,177
PCCW	88,000	50,735
Power Assets Holdings	11,500	102,245
VTech Holdings	4,700	65,009

		737,402

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
ISRAEL — 0.2%
Check Point Software Technologies *	1,027	$106,202

ITALY — 0.1%
Banca Mediolanum	2,389	23,432
Mediaset *	17,904	71,177

		94,609

JAPAN — 5.3%
Astellas Pharma	7,400	97,609
Bandai Namco Holdings	500	16,305
Chubu Electric Power	5,800	72,759
CyberAgent	2,600	112,531
Daiichi Sankyo	3,200	107,575
Fast Retailing	200	89,200
Fujitsu	14,000	103,092
Hoya	2,300	117,328
Japan Airlines	2,300	86,653
Japan Post Bank	6,000	80,956
Japan Post Holdings	7,800	93,026
Japan Post Insurance	500	13,213
Japan Tobacco	3,100	102,567
Kakaku.com	6,100	106,779
Kao	1,200	83,133
KDDI	4,100	103,392
Kirin Holdings	2,200	54,834
Konami Holdings	200	11,432
Lion	5,000	93,707
McDonald’s Holdings Japan	1,200	53,971
Medipal Holdings	2,300	45,001
Mixi	2,000	88,211
Nippon Steel & Sumitomo Metal	1,400	35,632
Nippon Telegraph & Telephone	2,200	104,609
NTT DOCOMO	4,500	111,480
Pola Orbis Holdings	3,100	121,251
Secom	200	15,283
Sega Sammy Holdings	7,900	110,211
Seven & i Holdings	2,500	102,730

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
JAPAN (continued)
Square Enix Holdings	700	$31,900
Start Today	2,500	73,395
Suntory Beverage & Food	2,400	114,537
Toho	2,100	70,981
Ulvac	900	60,099
Unicharm	3,900	104,136
Yamazaki Baking	800	15,741

		2,805,259

NETHERLANDS — 0.1%
Royal Dutch Shell, Cl A	1,533	53,740

NEW ZEALAND — 0.1%
Spark New Zealand	22,220	58,786

NORWAY — 0.5%
Marine Harvest	4,203	72,759
Statoil	4,425	103,322
Telenor	4,597	107,636

		283,717

PORTUGAL — 0.4%
Galp Energia SGPS	4,381	83,601
Jeronimo Martins SGPS	4,464	95,078

		178,679

SINGAPORE — 0.1%
Singapore Airlines	3,800	32,763

SPAIN — 0.9%
Endesa	2,891	64,967
Iberdrola	9,508	77,415
Industria de Diseno Textil	3,021	108,284
International Consolidated Airlines Group	7,875	71,583
Mediaset Espana Comunicacion	9,379	106,059
Telefonica	9,975	102,210

		530,518

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
SWEDEN — 1.1%
Boliden	2,215	$80,337
Hennes & Mauritz, Cl B	5,302	93,755
Millicom International Cellular	1,134	84,547
Peab	6,299	54,038
Swedish Match	2,100	85,067
Telia	17,085	85,751

		483,495

SWITZERLAND — 0.9%
dormakaba Holding	63	57,974
Julius Baer Group	240	16,477
Nestle	1,440	124,421
Roche Holding	423	104,279
SGS	32	86,055
Swisscom	170	92,858

		482,064

UNITED KINGDOM — 0.8%
BP ADR	2,214	94,737
Centrica	55,219	104,628
Indivior	9,202	52,615
National Grid	923	10,546
RELX	1,993	44,088
RELX	691	15,370
Rio Tinto	330	20,436
SSE	4,020	74,458
Tate & Lyle	2,628	23,948
WPP	3,771	68,427

		509,253

Total Foreign Common Stock
(Cost $8,508,746)		9,270,400

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

SHORT-TERM INVESTMENT — 61.5%

	Shares	Value
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Cl, 0.890% (B)
(Cost $33,299,421)	33,299,421	$33,299,421

Total Investments — 99.2%

(Cost $51,915,178)		$53,706,960

SECURITIES SOLD SHORT
RIGHT — 0.0%
	Number Of Rights	Value

UniCredit SPA Right, expires 2/21/2018
(Proceeds $0)	(4,434)	(22)

COMMON STOCK — (14.3)%

UNITED STATES — (14.3)%

Consumer Discretionary — (1.3)%
Amazon.com *	(80)	(116,071)
Camping World Holdings, Cl A	(1,799)	(80,505)
Charter Communications, Cl A *	(160)	(60,360)
Floor & Decor Holdings, Cl A *	(486)	(22,793)
Liberty Broadband, Cl C *	(1,268)	(121,157)
Mattel	(4,783)	(75,763)
Netflix *	(479)	(129,474)
Newell Brands	(1,837)	(48,570)
Planet Fitness, Cl A *	(2,328)	(78,593)
Tesla *	(326)	(115,505)

		(848,791)

Consumer Staples — (0.2)%
Coty, Cl A	(5,215)	(102,266)
Wal-Mart Stores	(26)	(2,772)

		(105,038)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Energy — (2.0)%
Baker Hughes a GE	(3,221)	$(103,555)
Callon Petroleum *	(3,489)	(39,600)
Cheniere Energy *	(2,164)	(122,396)
Energy Transfer Equity	(1,679)	(30,726)
Halliburton	(1,896)	(101,815)
Oasis Petroleum *	(5,336)	(46,210)
Parsley Energy, Cl A *	(3,671)	(86,636)
Patterson-UTI Energy	(4,271)	(100,881)
PDC Energy *	(1,924)	(99,759)
Targa Resources	(2,110)	(101,280)
US Silica Holdings	(1,737)	(57,825)
Weatherford International *	(20,371)	(80,262)
WPX Energy *	(6,691)	(98,558)

		(1,069,503)

Financials — (0.8)%
Berkshire Hathaway, Cl B *	(486)	(104,189)
Goldman Sachs Group	(393)	(105,281)
Home BancShares	(4,324)	(103,819)
Signature Bank NY *	(585)	(90,090)

		(403,379)

Health Care — (3.7)%
Abbott Laboratories	(1,543)	(95,913)
Agios Pharmaceuticals *	(1,126)	(88,684)
Alnylam Pharmaceuticals *	(785)	(102,034)
Amgen	(667)	(124,095)
Avexis *	(912)	(112,842)
Bluebird Bio *	(531)	(108,802)
Blueprint Medicines *	(89)	(7,000)
Clovis Oncology *	(670)	(40,535)
Cotiviti Holdings *	(1,724)	(60,340)
Envision Healthcare *	(1,926)	(69,317)
Exact Sciences *	(539)	(26,794)
Gilead Sciences	(1,234)	(103,409)
ICU Medical *	(392)	(89,748)
Insulet *	(1,293)	(98,953)
Johnson & Johnson	(530)	(73,241)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Health Care (continued)
Nektar Therapeutics, Cl A *	(1,325)	$(110,783)
Neurocrine Biosciences *	(1,285)	(109,829)
Penumbra *	(1,048)	(104,381)
Portola Pharmaceuticals *	(909)	(46,641)
QIAGEN *	(2,646)	(88,615)
Sage Therapeutics *	(309)	(58,648)
Sarepta Therapeutics *	(1,431)	(93,788)
Thermo Fisher Scientific	(480)	(107,573)
Ultragenyx Pharmaceutical *	(861)	(45,934)

		(1,967,899)

Industrials — (1.3)%
Deere	(615)	(102,348)
General Electric	(6,538)	(105,719)
Healthcare Services Group	(857)	(47,289)
John Bean Technologies	(138)	(15,697)
Kirby *	(1,363)	(102,089)
Navistar International *	(2,210)	(101,284)
Nordson	(703)	(101,035)
Wabtec	(1,282)	(103,893)

		(679,354)

Information Technology — (5.0)%
2U *	(1,397)	(103,755)
Advanced Micro Devices *	(8,143)	(111,885)
Alphabet, Cl A *	(81)	(95,760)
ANGI Homeservices *	(7,726)	(103,219)
Apple	(699)	(117,034)
Applied Materials	(1,846)	(99,001)
Cisco Systems	(1,492)	(61,978)
Coherent *	(387)	(100,434)
Facebook, Cl A *	(555)	(103,724)
Finisar *	(2,591)	(46,534)
FleetCor Technologies *	(603)	(128,137)
Global Payments	(931)	(104,067)
II-VI *	(1,457)	(62,141)
Integrated Device Technology *	(2,428)	(72,597)
Intel	(2,106)	(101,383)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
InterXion Holding *	(504)	$(31,626)
Keysight Technologies *	(2,022)	(94,468)
Lumentum Holdings *	(1,241)	(57,458)
MACOM Technology Solutions Holdings *	(1,407)	(43,758)
Microsoft	(1,055)	(100,236)
MuleSoft, Cl A *	(4,162)	(102,302)
NVIDIA	(433)	(106,431)
Okta, Cl A *	(3,404)	(100,248)
Snap, Cl A *	(6,630)	(89,638)
Square, Cl A *	(1,882)	(88,285)
SYNNEX	(397)	(48,724)
Texas Instruments	(676)	(74,137)
Universal Display	(639)	(101,857)
Workday, Cl A *	(888)	(106,462)
Zillow Group *	(2,291)	(101,858)

		(2,659,137)

Materials — 0.0%
Mosaic	(262)	(7,153)

Total Common Stock
(Proceeds $6,997,619)		(7,740,254)

FOREIGN COMMON STOCK — (10.8)%

AUSTRALIA — (0.9)%
Australia & New Zealand Banking Group	(2,789)	(64,230)
BHP Billiton	(3,708)	(90,235)
CSL	(839)	(98,990)
Macquarie Group	(1,003)	(83,352)
Westpac Banking	(3,208)	(80,032)
WorleyParsons *	(842)	(9,858)

		(426,697)

AUSTRIA — (0.4)%
AMS	(1,129)	(104,172)
ANDRITZ	(1,727)	(103,606)

		(207,778)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
BELGIUM — (0.2)%
Anheuser-Busch InBev	(249)	$(28,176)
Anheuser-Busch InBev ADR	(670)	(76,032)

		(104,208)

CANADA — (0.6)%
Bombardier*	(40,400)	(114,302)
First Quantum Minerals	(4,700)	(70,080)
Ritchie Bros Auctioneers	(2,415)	(78,536)
Shopify*	(1,000)	(127,675)

		(390,593)

DENMARK — (0.1)%
AP Moller - Maersk, Cl B	(26)	(46,409)

FINLAND — (0.1)%
Kone, Cl B	(1,370)	(78,413)

FRANCE — (1.4)%
Bollore*	(65)	(387)
Bollore	(17,856)	(103,752)
Electricite de France	(7,538)	(103,649)
Eurofins Scientific	(159)	(103,639)
L’Oreal	(371)	(84,339)
Remy Cointreau	(422)	(55,537)
Renault	(807)	(88,742)
Sanofi	(787)	(69,492)
SEB	(459)	(94,827)

		(704,364)

GERMANY — (1.1)%
Bayerische Motoren Werke	(830)	(94,774)
Daimler	(961)	(87,970)
Deutsche Bank	(5,404)	(99,258)
Fresenius & KGaA	(103)	(9,013)
K+S	(2,685)	(75,406)
Siemens	(698)	(105,865)
United Internet	(1,422)	(103,635)

		(575,921)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
ISRAEL — (0.2)%
Frutarom Industries	(1,056)	$(110,153)

ITALY — (0.7)%
Banco BPM *	(23,555)	(89,592)
Davide Campari-Milano	(10,789)	(85,863)
UniCredit	(4,434)	(97,693)
Unione di Banche Italiane	(14,878)	(77,065)

		(350,213)

JAPAN — (3.3)%
CYBERDYNE *	(4,300)	(74,365)
Denso	(1,600)	(99,998)
Fukuoka Financial Group	(4,000)	(23,157)
GMO Payment Gateway	(900)	(79,060)
Harmonic Drive Systems	(1,800)	(123,825)
Kansai Paint	(1,300)	(32,092)
Komatsu	(2,700)	(104,740)
LINE *	(2,300)	(108,922)
Marui Group	(4,200)	(76,406)
Mitsui OSK Lines	(2,900)	(103,866)
MonotaRO	(2,800)	(88,358)
Nintendo	(300)	(131,822)
PeptiDream *	(2,500)	(103,050)
Rakuten	(11,300)	(102,038)
Renesas Electronics *	(8,900)	(104,596)
Rizap Group	(4,200)	(79,483)
SoftBank Group	(900)	(74,031)
SUMCO	(4,200)	(114,339)
Sumitomo Metal Mining	(2,200)	(102,937)
Toyota Industries	(1,500)	(97,417)
Toyota Motor	(500)	(34,258)

		(1,858,760)

LUXEMBOURG — (0.2)%
Tenaris	(2,467)	(42,957)
Tenaris ADR	(1,690)	(59,150)

		(102,107)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
NETHERLANDS — (0.5)%
ArcelorMittal	(2,830)	$(102,685)
ASML Holding	(337)	(68,284)
OCI *	(4,129)	(104,630)

		(275,599)

NORWAY — (0.3)%
Schibsted, Cl A	(2,548)	(81,872)
Yara International	(1,619)	(77,811)

		(159,683)

SPAIN — (0.2)%
Banco Santander	(1,150)	(8,542)
Grifols	(3,357)	(107,990)

		(116,532)

SWEDEN — (0.1)%
Swedbank	(309)	(7,898)
Telefonaktiebolaget LM Ericsson, Cl B	(8,607)	(55,269)

		(63,167)

SWITZERLAND — (0.1)%
UBS Group	(1,524)	(30,947)

UNITED KINGDOM — (0.4)%
CNH Industrial	(7,684)	(113,671)
KAZ Minerals *	(5,607)	(65,154)
Weir Group	(2,105)	(66,022)

		(244,847)

Total Foreign Common Stock
(Proceeds $5,015,529)		(5,846,391)

FOREIGN PREFERRED STOCK — (0.4)%

GERMANY — (0.4)%
Sartorius	(796)	(95,122)
Volkswagen	(548)	(120,440)

Total Foreign Preferred Stock
(Proceeds $143,332)		(215,562)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

FOREIGN PREFERRED STOCK — continued

Value
Securities Sold Short — (25.5)%
(Proceeds $12,156,480)	$(13,802,229)

WRITTEN OPTIONS — (0.7)%(C)
Total Written Options — 0.7%
(Proceeds $359,837)	$(398,969)

WRITTEN OPTIONS - (0.74)%
	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
February 2018 U.S. 10 Year Future Option	(89)	$(10,820,453)	$122.50	02/17/2018	$(13,906)
May 2018 U.S. 10 Year Future Option	(53)	(6,417,969)	122.00	05/19/2018	(37,266)
Put Options
February 2018 U.S. 10 Year Future Option	(89)	(10,820,453)	122.50	02/17/2018	(95,953)
May 2018 U.S. 10 Year Future Option	(53)	(6,417,969)	122.00	05/19/2018	(85,297)
February 2018 U.S. Bond Future Option	(45)	(6,651,563)	148.00	02/17/2018	(61,172)
May 2018 U.S. Bond Future Option	(22)	(3,229,188)	144.00	05/19/2018	(35,062)
May 2018 U.S. Bond Future Option	(36)	(5,284,125)	145.00	05/19/2018	(70,313)

TOTAL WRITTEN OPTIONS
(Proceeds $359,837)					(398,969)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

Percentages are based on Net Assets of $54,160,601.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At January 31, 2018, these securities amounted $(30,726) or 5.7% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of January 31, 2018.
(C)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD —Australian Dollar

CAC40 — French Stock Market Index benchmark

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

CBOT —Chicago Board of Trade

Cl — Class

DJIA —Dow Jones Industrial Average

EURIBOR — Euro Interbank Offered Rate

Euro STOXX — Stock index of Eurozone stocks

FTSE — Financial Times Stock Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NY— New York

OMX — Stockholm Stock Exchange

S&P — Standard & Poor’s

SGPS — Sociedade Gestora de Participações Sociais

SGX — Singapore Exchange

SPI — Swiss Performance Index

TOPIX — Tokyo Stock Exchange Tokyo Price Index

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

The open futures contracts held by the Fund at January 31, 2018, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
3 Month Euribor	(6)	Dec-2019	$(1,846,936)	$(1,858,798)	$42
3 Month Euribor	4	Mar-2019	1,206,989	1,243,606	(80)
3 Month Euribor	(2)	Jun-2019	(611,639)	(621,151)	(78)
3 Month Euribor	(6)	Sep-2019	(1,857,172)	(1,861,033)	(348)
90-Day Bank Bill	(9)	Jun-2019	(1,765,843)	(1,784,268)	3,711
90-Day Bank Bill	(9)	Dec-2019	(1,722,922)	(1,781,890)	5,789
90-Day Bank Bill	(10)	Sep-2019	(1,958,406)	(1,981,098)	5,601
90-Day Bank Bill	(9)	Mar-2019	(1,770,097)	(1,785,732)	3,540
90-Day Euro$	(11)	Jun-2019	(1,877,844)	(1,930,818)	1,765
90-Day Euro$	(7)	Jun-2019	(1,711,660)	(1,705,288)	6,373
90-Day Euro$	6	Mar-2019	1,133,191	1,183,199	(448)
90-Day Euro$	(7)	Sep-2019	(1,710,373)	(1,704,150)	6,223
90-Day Euro$	(7)	Dec-2019	(1,708,174)	(1,702,838)	5,336
90-Day Euro$	(7)	Mar-2019	(1,711,286)	(1,706,863)	4,423
90-Day Euro$	(11)	Dec-2019	(1,873,702)	(1,927,499)	2,427
90-Day Euro$	(11)	Sep-2019	(1,867,685)	(1,929,061)	2,462
90-Day Euro$	(2)	Jun-2019	(377,142)	(378,041)	(370)
90-Day Euro$	(12)	Mar-2019	(2,069,252)	(2,108,264)	969
90-Day Euro$	(3)	Dec-2018	(580,055)	(592,204)	(309)
Amsterdam Index	11	Feb-2018	1,529,671	1,526,731	(9,760)
AUD Currency	10	Mar-2018	811,006	804,900	(6,106)
AUD Currency	(123)	Mar-2018	(9,868,121)	(9,900,270)	(32,149)
Australian 10-Year Bond	(2)	Mar-2018	(205,097)	(205,628)	(1,051)
Australian 3-Year Bond	(50)	Mar-2018	(4,402,554)	(4,471,759)	(3,720)
British Pound	(31)	Mar-2018	(2,750,970)	(2,751,250)	(280)
CAC40 10 Euro Index	(3)	Feb-2018	(203,663)	(204,131)	(146)
CAD Currency	159	Mar-2018	12,869,786	12,930,675	60,889
Canadian 10-Year Bond	(11)	Mar-2018	(1,179,803)	(1,182,545)	5,168
CBOE Volatility Index	(16)	Mar-2018	(202,861)	(218,800)	(15,939)
CBOT Mini DJIA	1	Mar-2018	132,152	130,680	(1,472)
Euro	(13)	Mar-2018	(2,021,402)	(2,022,719)	(1,317)
Euro	8	Mar-2018	1,244,102	1,244,750	648
Euro STOXX 50	15	Mar-2018	675,805	670,441	(6,714)
Euro STOXX 50 Volatility	(5)	Mar-2018	(8,723)	(9,374)	(507)
Euro-Bobl	22	Mar-2018	3,551,965	3,563,146	1,387
Euro-Bund	30	Mar-2018	5,865,767	5,915,524	(55,556)
Euro-Buxl 30 Year Bond	4	Mar-2018	798,633	803,238	2,407
Euro-OAT	4	Mar-2018	747,151	759,485	(11,375)
FTSE 100 Index	26	Mar-2018	2,763,891	2,756,524	(61,418)
FTSE MIB Index	3	Mar-2018	440,207	437,574	(4,663)
Hang Seng China Enterprises Index	2	Feb-2018	176,334	173,829	(2,387)
Japanese Yen	295	Mar-2018	33,218,671	33,884,438	665,767
Long Gilt 10-Year Bond	16	Mar-2018	2,763,523	2,774,727	(5,795)
Mexican Peso	57	Mar-2018	1,522,701	1,519,905	(2,796)
MSCI Singapore Index	(6)	Feb-2018	(187,021)	(184,350)	2,685
MSCI Taiwan Index	3	Feb-2018	125,105	124,200	(905)
NASDAQ 100 Index E-MINI	1	Mar-2018	139,837	139,250	(587)
New Zealand Dollar	(155)	Mar-2018	(11,217,329)	(11,403,350)	(186,021)
New Zealand Dollar	14	Mar-2018	1,017,886	1,029,980	12,094

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Index	3	Mar-2018	$340,335	$349,275	$8,940
Nikkei 225 Index	9	Mar-2018	1,890,693	1,903,545	(24,230)
OMX Stockholm 30	61	Feb-2018	1,244,594	1,230,853	(17,185)
Russell 2000 Index E-MINI	9	Mar-2018	716,542	709,200	(7,342)
S&P 500 Index E-MINI	4	Mar-2018	570,683	565,160	(5,523)
S&P Mid Cap 400 Index E-MINI	6	Mar-2018	1,151,366	1,172,520	21,154
S&P TSX 60 Index	15	Mar-2018	2,326,487	2,300,000	(45,227)
SGX Nifty 50	(21)	Feb-2018	(466,811)	(464,478)	2,333
SPI 200 Index	20	Mar-2018	2,407,381	2,409,750	(5,573)
TOPIX Index	93	Mar-2018	15,235,743	15,670,377	84,343
TOPIX Index	4	Mar-2018	668,253	673,995	(4,431)
U.S. 10-Year Treasury Note	(96)	Mar-2018	(11,678,059)	(11,671,500)	6,559
U.S. 2-Year Treasury Note	3	Mar-2018	643,739	639,703	(4,036)
U.S. 5-Year Treasury Note	(45)	Mar-2018	(5,167,177)	(5,161,992)	5,185
U.S. Long Treasury Bond	6	Mar-2018	888,823	886,875	(1,948)
U.S. Long Treasury Bond	(21)	Mar-2018	(3,101,093)	(3,104,063)	(2,970)
U.S. Ultra Long Treasury Bond	1	Mar-2018	161,814	161,938	123

			$21,299,954	$21,974,788	$397,581

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2018 (Unaudited)

The following table summarizes the inputs used as of January 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,137,139	$—	$—	$11,137,139
Foreign Common Stock	9,270,400	—	—	9,270,400
Short-Term Investment	33,299,421	—	—	33,299,421

Total Investments in Securities	$53,706,960	$—	$—	$53,706,960

Liabilities
Right	$(22)	$—	$—	$(22)
Common Stock	(7,740,254)	—	—	(7,740,254)
Foreign Common Stock	(5,846,391)	—	—	(5,846,391)
Foreign Preferred Stock	(215,561)	—	—	(215,562)

Total Securities Sold Short	$(13,802,229)	$—	$—	$(13,802,229)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(398,969)	$—	$—	$(398,969)
Futures Contracts*
Appreciation	928,343	—	—	928,343
Depreciation	(530,762)	—	—	(530,762)

Total Securities Sold Short	$(1,388)	$—	$—	$(1,388)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of January 31, 2018, the Fund did not hold any level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.

RLL-QH-001-0700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018